Related Party Transactions	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Related Party Transactions

7. Related Party Transactions

Ship Management Agreements

Technomar Shipping Inc. (“Technomar”) is presented as a related party, as the Company’s Executive Chairman is a significant shareholder. The Company has currently a number of ship management agreements with Technomar under which the ship manager is responsible for all day-to-day ship management, including crewing, purchasing stores, lubricating oils and spare parts, paying wages, pensions and insurance for the crew, and organizing other ship operating necessities, including EU Allowances (“EUAs”) monitoring and reporting and the arrangement and management of dry-docking. During 2022, Technomar provided all day-to-day technical ship management services for all but five (excluding GSL Amstel which was sold in March 23, 2023) of the Twelve Vessels. Management agreements of another third-party ship manager of these five vessels were terminated between May and July 2023. From those dates and onwards Technomar manages the five vessels. The management fees charged to the Company by third party managers for the six months ended June 30, 2024, and 2023, amounted to $nil and $981, respectively, and are shown in “Vessel operating expenses” in the interim unaudited condensed Consolidated Statements of Income. Technomar continued to supervise management for the five outsourced vessels up to the termination of the underlying management agreements between May and July 2023.

The management fees charged to the Company by Technomar for the six months ended June 30, 2024, amounted to $10,808 (six months ended June 30, 2023 - $8,901) and are shown under “Vessels operating expenses-related parties” in the interim unaudited condensed Consolidated Statements of Income. Additionally, as of June 30, 2024, outstanding receivables due from Technomar totaling $886 are presented under “Due from related parties” (December 31, 2023 - $626).

Conchart Commercial Inc. (“Conchart”) provides commercial management services to the Company for all of its vessels pursuant to commercial management agreements. The Company’s Executive Chairman is the sole beneficial owner of Conchart. Under the management agreements, Conchart is responsible for (i) marketing of the Company’s vessels, (ii) seeking and negotiating employment of the Company’s vessels, (iii) advise the Company on market developments and developments of new rules and regulations, (iv) assisting in calculation of hires, freights, demurrage and/or dispatch monies and collection any sums related to the operation of vessels, (v) communicating with agents, and (vi) negotiating sale and purchase transactions. For the 19 vessels that the Company acquired as a result of the Poseidon Transaction, excluding the Argos, the agreements were effective from the date of the completion of the Poseidon Transaction. For the 19 vessels that were owned by the Company prior to the consummation of the Poseidon Transaction until the refinancing of 2022 Notes which took place on January 2021, an Exclusive Brokerage Services Agreement “EBSA agreement” was in place that was terminated and replaced with commercial management agreements also same agreements applied to all vessels that have been delivered; for all new acquired vessels during 2019 and going forward, the agreements were effective upon acquisition.

The fees charged to the Company by Conchart for the six months ended June 30, 2024 amounted to $4,317 (six months ended June 30, 2023: $3,662) and are disclosed within “Time charter and voyage expenses-related parties” in the interim unaudited condensed Consolidated Statements of Income. Any outstanding fees due to Conchart are presented in the interim unaudited condensed Consolidated Balance Sheets under "Due to related parties" totaling to $621, and $717 as of June 30, 2024 and December 31, 2023, respectively.

The Company as per commercial management agreements has agreed to pay to the commercial manager who shall be named broker in each memorandum of agreement (or equivalent agreement) providing for the sale of all vessels and purchase of some vessels, a commission of 1.00% based on the sale and purchase price for any sale and purchase of a vessel, which shall be payable upon request of the commercial manager.